Premises And Equipment - Major Categories of Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 128,680	$ 152,133
Less accumulated depreciation	(73,402)	(98,382)
Premises and equipment, net	55,278	53,751
Land
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	17,657	17,354
Buildings
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	70,183	69,091
Equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	36,937	61,679
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 3,903	$ 4,009